Accounts receivable, net - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of top customers	10
Credit concentration risk [Member] | Accounts receivable [Member] | Top 10 customers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage	86.00%	65.00%